Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Number of common shares		Share premium	Treasury shares	Foreign currency translation reserve	Accumulated deficit	Total for Company’s shareholders	Non- controlling interest	Total
Balance at Dec. 31, 2022	$ 98		$ 23,121		$ (2,061)	$ (11,284)	$ 9,874		$ 9,874
Balance (in Shares) at Dec. 31, 2022	44,394,844
Loss for the year						(1,710)	(1,710)	(156)	(1,866)
Other comprehensive income (loss)					(214)		(214)	7	(207)
Total comprehensive loss for the year					(214)	(1,710)	(1,924)	(149)	(2,073)
Balance at Dec. 31, 2023	$ 98		23,121		(2,275)	(12,994)	7,950	(149)	7,801
Balance (in Shares) at Dec. 31, 2023	44,394,844
Issuance of share capital in a public offering	$ 4		2,724				2,728		2,728
Issuance of share capital in a public offering (in Shares)	2,400,000
Treasury shares				(50)			(50)		(50)
Treasury shares (in Shares)	(61,000)
Loss for the year						(2,077)	(2,077)	(31)	(2,108)
Other comprehensive income (loss)					(93)		(93)	22	(71)
Total comprehensive loss for the year					(93)	(2,077)	(2,170)	(9)	(2,179)
Balance at Dec. 31, 2024	$ 102		25,845	(50)	(2,368)	(15,071)	8,458	(158)	8,300
Balance (in Shares) at Dec. 31, 2024	46,733,844
Share based payment to a vendor		[1]	37				37		37
Share based payment to a vendor (in Shares)	24,000
Treasury shares				(27)			(27)		(27)
Treasury shares (in Shares)	(40,536)
Loss for the year						(3,697)	(3,697)	(27)	(3,724)
Other comprehensive income (loss)					902		902	(1)	901
Total comprehensive loss for the year					902	(3,697)	(2,795)	(28)	(2,823)
Balance at Dec. 31, 2025	$ 102		$ 25,882	$ (77)	$ (1,466)	$ (18,768)	$ 5,673	$ (186)	$ 5,487
Balance (in Shares) at Dec. 31, 2025	46,717,308

[1]	Less than 1.